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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-06591

Invesco Quality Municipal Income Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800     Atlanta, Georgia 30309

(Address of principal executive offices)        (Zip code)

Sheri Morris       1555 Peachtree Street, N.E., Suite 1800     Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:         2/28

Date of reporting period:      11/30/16

Item 1. Schedule of Investments.

Invesco Quality Municipal Income Trust
Quarterly Schedule of Portfolio Holdings
November 30, 2016

invesco.com/us	MS-CE-QMINC-QTR-1	11/16	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–158.28%(a)

Alabama–2.26%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB (b)	5.00%	11/15/2046	$4,395	$4,873,308
Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (c)	5.00%	09/01/2039	1,130	1,235,327
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (c)	5.00%	09/01/2044	1,130	1,231,339
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (c)	5.25%	07/01/2030	2,100	2,304,813
Birmingham (City of) Water Works Board; Series 2011, Water RB (b)(d)(e)	5.00%	01/01/2021	3,060	3,446,601
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB (b)	5.00%	09/01/2046	2,400	2,637,456
				15,728,844

Alaska–0.64%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (b)	5.50%	10/01/2041	4,065	4,484,467

Arizona–3.94%
Arizona (State of) Health Facilities Authority (Phoenix Children’s Hospital); Series 2012, Ref. Hospital System RB	5.00%	02/01/2042	2,050	2,156,496
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	1,965	2,149,101
Arizona (State of) Transportation Board; Series 2011 A, Ref. Sub. Highway RB (b)(d)(e)	5.00%	07/01/2021	3,450	3,930,551
Arizona (State of); Series 2008 A, COP (d)(e)	5.00%	03/01/2018	1,995	2,091,957
Mesa (City of); Series 2013, Excise Tax RB (b)	5.00%	07/01/2032	7,600	8,504,856
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (f)	6.50%	07/01/2034	450	496,854
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2042	2,780	2,964,147
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	6.00%	07/01/2033	1,000	1,009,680
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/2040	2,525	2,736,469
Yuma (City of) Industrial Development Authority (Regional Medical Center);
Series 2014 A, Hospital RB	5.00%	08/01/2020	500	549,510
Series 2014 A, Hospital RB	5.00%	08/01/2021	800	888,904
				27,478,525

California–21.63%
Alameda (County of) Corridor Transportation Authority; Series 2016 B, Ref. Second Sub Lien RB	5.00%	10/01/2037	2,070	2,217,715
Alhambra Unified School District (Election of 2004); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (c)(g)	0.00%	08/01/2035	3,570	1,601,573
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (c)(g)	0.00%	08/01/2036	5,770	2,460,732
Bay Area Toll Authority (San Francisco Bay Area); Series 2007 F, Toll Bridge RB (d)(e)	5.00%	04/01/2017	1,000	1,014,180
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2026	1,390	1,031,714
Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2031	2,680	1,567,452
California (State of) (Kindergarten University Public Education Facilities); Series 2004 B-3, VRD Unlimited Tax GO Bonds (LOC-Citibank, N.A.) (h)(i)	0.43%	05/01/2034	2,300	2,300,000
California (State of) Health Facilities Financing Authority (City of Hope); Series 2012 A, RB	5.00%	11/15/2032	3,500	3,843,245
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (f)(j)	5.00%	07/01/2027	1,230	1,326,789
Series 2012, Water Furnishing RB (f)(j)	5.00%	07/01/2030	1,450	1,553,516
Series 2012, Water Furnishing RB (f)(j)	5.00%	07/01/2037	3,195	3,391,365
California (State of) Public Works Board (Various Capital); Series 2013 I, Lease RB	5.00%	11/01/2020	1,000	1,115,590
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.40%	11/01/2027	4,000	4,092,480

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2044	$780	$790,678
Series 2016 A, RB (f)	5.00%	12/01/2046	1,245	1,237,331
California (State of); Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/2032	2,600	2,898,584
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/2036	2,460	2,742,851
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/2035	4,305	4,865,253
California Infrastructure & Economic Development Bank; Series 2003 A, First Lien Bay Area Toll Bridges RB (b)(d)(e)	5.00%	01/01/2028	3,300	4,058,505
Series 2003 A, First Lien Bay Area Toll Bridges RB (b)(d)(e)	5.00%	01/01/2028	1,700	2,090,745
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (c)(g)	0.00%	08/01/2029	695	436,286
Dry Creek Joint Elementary School District (Election of 2008-Measure E); Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2040	4,685	1,680,088
Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2041	4,965	1,696,789
Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2042	5,265	1,718,338
Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2043	3,460	1,078,240
Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2044	4,825	1,431,481
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (b)	5.00%	06/01/2036	4,770	5,247,382
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2031	1,775	985,728
Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2032	1,980	1,049,895
Foothill-Eastern Transportation Corridor Agency; Subseries 2014 B-2, Ref. Toll Road RB (d)	5.00%	01/15/2020	5,000	5,325,400
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/2027	4,055	3,982,780
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	4,980	4,517,657
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	3,250	3,623,295
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 A, Sr. RB (b)	5.00%	05/15/2035	6,000	6,560,520
Los Angeles (City of) Department of Water & Power; Series 2012 A, Water System RB (b)	5.00%	07/01/2043	6,510	7,227,142
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (c)(g)	0.00%	08/01/2034	1,985	954,011
Moreland School District (Crossover); Series 2006 C, Ref. Unlimited Tax CAB GO Bonds (INS-AMBAC) (c)(g)	0.00%	08/01/2029	3,955	2,380,000
Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2028	2,875	1,921,046
Patterson Joint Unified School District (Election of 2008); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(g)	0.00%	08/01/2036	4,025	1,890,140
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(g)	0.00%	08/01/2037	1,590	714,164
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1); Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2027	4,005	2,759,805
Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2031	5,000	2,776,700
Regents of the University of California; Series 2009 O, General RB (d)(e)	5.25%	05/15/2019	80	87,373
Series 2009 O, General RB (d)(e)	5.25%	05/15/2019	145	158,658
Series 2009 O, General RB (d)(e)	5.25%	05/15/2019	275	300,344
Series 2013 AI, General RB (b)	5.00%	05/15/2033	4,000	4,471,440
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/2034	875	949,419
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (b)(d)(e)	5.00%	08/01/2021	6,790	7,756,557
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 F, Ref. Second Series RB (j)	5.00%	05/01/2025	1,000	1,114,330
Series 2011 F, Ref. Second Series RB (j)	5.00%	05/01/2026	1,995	2,218,639
Series 2011 G, Ref. Second Series RB (d)(e)	5.25%	05/03/2021	3,615	4,149,152
Series 2011 G, Ref. Second Series RB	5.25%	05/01/2027	1,385	1,577,847
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (b)	5.00%	11/01/2036	4,320	4,839,566
San Francisco (City & County of) Public Utilities Commission; Series 2009 A, Water RB (d)(e)	5.00%	11/01/2019	2,500	2,756,775

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(g)	0.00%	09/01/2030	$3,300	$1,937,463
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/2032	615	680,184
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2032	17,570	8,924,681
Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2033	5,725	2,766,835
				150,846,448

Colorado–2.73%

Colorado (State of) Health Facilities Authority (Catholic Health Initiatives); Series 2009 A, RB	5.00%	07/01/2039	4,000	4,169,160
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (b)	5.50%	01/01/2035	3,900	4,406,532
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/2041	3,200	3,556,960
Denver (City & County of); Series 2013 B, Sub. Airport System RB	5.25%	11/15/2032	5,000	5,660,700
Series 2016 A, Ref. Dedicated Tax and Improvement RB	5.00%	08/01/2044	1,115	1,235,699
				19,029,051

Connecticut–0.65%

Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB	5.00%	07/01/2041	4,300	4,544,842

District of Columbia–3.59%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	1,910	1,680,151
District of Columbia Water & Sewer Authority; Series 2008 A, Ref. Public Utility Sub. Lien RB (d)(e)	5.00%	10/01/2018	265	283,404
Series 2008 A, Ref. Public Utility Sub. Lien RB (d)(e)	5.00%	10/01/2018	575	614,934
District of Columbia; Series 2006 B-1, Ballpark RB (INS-NATL) (c)	5.00%	02/01/2031	9,805	10,057,381
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (b)(c)	5.00%	06/01/2028	1,520	1,593,857
Series 2009 A, Sec. Income Tax RB (b)	5.25%	12/01/2027	3,040	3,347,344
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	6,170	6,388,294
Metropolitan Washington Airports Authority; Series 2009 B, Airport System RB (INS-BHAC) (c)	5.00%	10/01/2029	1,000	1,084,230
				25,049,595

Florida–13.86%

Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,144,900
Broward (County of); Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/2037	2,145	2,383,953
Series 2013 C, Airport System RB	5.25%	10/01/2038	2,500	2,810,700
Series 2015 A, Airport System RB (j)	5.00%	10/01/2045	2,010	2,127,565
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/2019	2,950	3,186,029
Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/2021	5,110	5,713,593
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 B-2, TEMPS-70SM Continuing Care Community RB (f)	6.50%	05/15/2020	2,320	2,322,830
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	1,250	1,420,812
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (j)	5.13%	06/01/2027	995	1,115,236
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.00%	11/15/2027	4,630	4,976,000
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	845	905,071
Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds (d)(e)	6.00%	07/01/2018	3,000	3,228,990

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Miami-Dade (County of) (Miami International Airport-Hub of the Americas); Series 2009 B, Aviation RB (d)(e)	5.00%	10/01/2019	$2,850	$3,127,561
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/2040	2,500	2,723,375
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.00%	08/01/2030	1,195	1,323,893
Miami-Dade (County of); Series 2005 A, Sub. Special Obligation RB (d)(e)	5.00%	10/01/2017	2,995	3,098,807
Series 2012 A, Ref. Aviation RB (j)	5.00%	10/01/2028	1,000	1,097,740
Series 2012 B, Ref. Sub. Special Obligation RB (INS-AGM) (c)	5.00%	10/01/2035	1,750	1,933,085
Series 2016 A, Ref. Aviation RB	5.00%	10/01/2041	1,170	1,270,257
Orange (County of); Series 2012 B, Ref. Sales Tax RB (b)	5.00%	01/01/2031	7,855	8,696,192
Orlando (City of) Greater Aviation Authority; Series 2016 A, Airport Facilities RB (j)	5.00%	10/01/2040	1,220	1,322,468
Palm Beach (County of) Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB	5.00%	12/01/2031	1,125	1,215,799
Palm Beach (County of) Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, Hospital RB	5.00%	11/01/2043	2,030	2,103,506
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (d)(e)	5.50%	10/01/2019	615	683,400
Series 2009, Improvement RB (INS-BHAC) (c)	5.50%	10/01/2023	2,085	2,316,143
Series 2011, Ref. RB (b)	5.00%	10/01/2031	3,330	3,697,266
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB (b)	5.00%	08/15/2042	18,000	18,281,520
Series 2007, Hospital RB	5.00%	08/15/2042	6,000	6,093,840
St. Johns (County of) Industrial Development Authority (Glenmoor); Series 2014 A, Ref. Health Care RB (k)	5.38%	01/01/2049	3,938	2,676,476
Series 2014 B, Ref. Sub. Health Care RB	2.50%	01/01/2049	1,457	15
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.00%	07/01/2025	500	563,575
Series 2014 A, Hospital RB	5.00%	07/01/2027	500	555,480
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS-NATL) (c)	6.00%	10/01/2029	2,000	2,569,120
				96,685,197

Georgia–1.08%

Burke (County of) Development Authority (Georgia Power Co. Plant Vogtle); Series 1994, PCR (d)	2.20%	04/02/2019	1,000	1,009,220
Series 1994, PCR (d)	2.20%	04/02/2019	2,000	2,018,440
Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2013 A, PCR (d)	2.40%	04/01/2020	3,200	3,224,224
Fayette (County of) Hospital Authority (Piedmont Healthcare, Inc.); Series 2016 A, RAC	5.00%	07/01/2046	1,165	1,255,043
				7,506,927

Hawaii–2.00%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/2040	1,630	1,769,137
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/2043	2,000	2,235,900
Hawaii (State of) Department of Transportation (Airports Division); Series 2013, Lease Revenue COP (j)	5.00%	08/01/2020	3,055	3,359,981
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/2039	4,100	4,434,027
Series 2015 A, Airport System RB (j)	5.00%	07/01/2045	2,010	2,124,831
				13,923,876

Idaho–0.62%

Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB (d)(e)	5.25%	07/15/2018	2,600	2,771,366
Regents of the University of Idaho; Series 2011, Ref. General RB (d)	5.25%	04/01/2021	1,390	1,554,923
				4,326,289

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–17.72%

Bourbonnais (Village of) (Olivet Nazarene University); Series 2013, Industrial Project RB	5.00%	11/01/2044	$635	$637,394
Series 2013, Industrial Project RB	5.50%	11/01/2042	1,000	1,035,450
Chicago (City of) (Midway Airport); Series 2013 B, Ref. Second Lien RB	5.00%	01/01/2021	3,200	3,569,472
Series 2014 A, Ref. Second Lien RB (j)	5.00%	01/01/2041	1,125	1,185,975
Chicago (City of) (O’Hare International Airport); Series 2015 C, RB (j)	5.00%	01/01/2046	775	814,393
Series 2015 D, RB	5.00%	01/01/2046	540	586,300
Chicago (City of) Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, Unlimited Tax GO Bonds (b)	5.00%	12/01/2045	1,605	1,748,680
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS-AGC) (c)	5.25%	06/01/2023	1,070	1,106,722
Series 2008, Capital Grant Receipts RB (INS-AGC) (c)	5.25%	06/01/2024	1,035	1,067,582
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (b)	5.25%	12/01/2036	8,970	9,595,478
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	3,380	3,592,872
Chicago (City of); Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2037	615	604,693
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2040	385	375,159
Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	01/01/2037	4,350	4,360,657
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	310	301,760
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/2042	2,030	2,115,869
Series 2014, Ref. Motor Fuel Tax RB	5.00%	01/01/2029	1,000	1,001,140
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	790	834,358
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2033	3,085	3,059,179
Cook (County of) Forest Preserve District; Series 2012 B, Ref. Limited Tax GO Bonds (b)	5.00%	12/15/2032	2,540	2,684,475
Series 2012 B, Ref. Limited Tax GO Bonds (b)	5.00%	12/15/2037	2,540	2,675,407
DeKalb County Community Unit School District No. 428; Series 2008, Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	01/01/2023	1,435	1,486,201
Illinois (State of) Finance Authority (Benedictine University); Series 2013 A, RB	5.00%	10/01/2020	1,000	1,079,070
Series 2013 A, RB	5.38%	10/01/2022	1,180	1,267,827
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2039	1,300	1,348,087
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.38%	08/15/2024	1,900	2,063,001
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2010, Ref. RB (d)(e)	6.00%	05/15/2020	1,685	1,929,190
Series 2010, Ref. RB	6.00%	05/15/2039	935	1,031,333
Series 2015 A, Ref. RB	5.00%	11/15/2045	2,165	2,288,189
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.25%	08/15/2028	1,000	1,063,090
Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 2009, Ref. RB (d)(e)	6.13%	05/15/2019	120	133,494
Series 2009, Ref. RB (d)(e)	6.13%	05/15/2019	3,280	3,648,836
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB (d)(e)	7.25%	11/01/2018	1,460	1,627,287
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	1,870	2,028,183
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	5.75%	08/15/2029	5,020	5,660,452
Series 2010 A, Ref. RB	6.00%	08/15/2038	2,620	2,974,643
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (b)(d)(e)	5.50%	02/15/2021	1,440	1,655,438
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (b)	5.25%	10/01/2052	3,390	3,702,863
Illinois (State of) Finance Authority; Series 2009, RB (d)(e)	6.13%	05/15/2019	105	116,807
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002 A, Conv. CAB RB (INS-NATL) (c)(l)	5.75%	06/15/2026	8,480	9,085,896
Series 2010 A, RB	5.50%	06/15/2050	2,300	2,385,146
Series 2012 B, RB	5.00%	12/15/2028	5,560	5,837,722

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS-AGM) (c)(g)	0.00%	12/15/2029	$2,500	$1,358,325
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. State Tax Supported RB (INS-AGM) (c)	5.00%	06/15/2027	3,500	3,808,595
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (b)	5.00%	01/01/2038	10,050	10,955,907
Illinois (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	1,115	1,117,431
Series 2013, Unlimited Tax GO Bonds (INS-AGM) (c)	5.25%	07/01/2029	1,960	2,061,744
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2021	2,250	2,346,435
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2029	1,000	1,011,910
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2036	750	742,613
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/2023	4,275	4,804,416
				123,573,146

Indiana–4.53%

Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/2031	3,000	3,360,420
Indiana (State of) Finance Authority (I-69 Section 5); Series 2014, RB (j)	5.00%	09/01/2046	1,350	1,369,129
Series 2014, RB (j)	5.25%	09/01/2034	790	819,040
Series 2014, RB (j)	5.25%	09/01/2040	2,280	2,348,263
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB (j)	5.00%	07/01/2040	3,480	3,568,114
Series 2013 A, Private Activity RB (j)	5.00%	07/01/2035	500	512,660
Series 2013 A, Private Activity RB (j)	5.00%	07/01/2048	525	535,332
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	2,690	2,653,524
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB	5.25%	01/01/2033	1,000	1,113,930
Series 2016 A, Ref. Power Supply System RB	5.00%	01/01/2042	2,415	2,623,680
Indianapolis Local Public Improvement Bond Bank; Series 2011 K, RB	5.00%	06/01/2027	3,000	3,295,290
Series 2013 F, RB (b)	5.00%	02/01/2030	4,500	4,942,125
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (j)	5.88%	01/01/2024	1,350	1,499,526
Whiting (City of) (BP Products North America); Series 2014, Environmental Facilities Floating Rate RB (d)(j)(k)	1.30%	12/02/2019	3,000	2,966,880
				31,607,913

Iowa–1.87%

Iowa (State of) (IJOBS Program); Series 2009 A, Special Obligation RB (b)(d)(e)(m)	5.00%	06/01/2019	3,595	3,912,367
Series 2009 A, Special Obligation RB (b)(d)(e)(m)	5.00%	06/01/2019	4,795	5,218,303
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	1,160	1,158,237
Series 2013, Midwestern Disaster Area RB (f)	5.88%	12/01/2027	1,000	996,400
Iowa (State of) Tobacco Settlement Authority; Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	1,030	955,871
Series 2005 E, Asset-Backed CAB RB (g)	0.00%	06/01/2046	11,725	817,232
				13,058,410

Kansas–0.49%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/2029	1,655	1,817,885
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/2043	1,500	1,597,710
				3,415,595

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky–2.93%
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, Sr. RB	5.00%	07/01/2040	$1,220	$1,266,763
Series 2015 A, Sr. RB	5.00%	01/01/2045	1,290	1,333,834
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.00%	06/01/2030	1,900	2,073,641
Series 2010 A, Hospital RB	6.38%	06/01/2040	1,625	1,782,820
Series 2010 A, Hospital RB	6.50%	03/01/2045	2,050	2,253,934
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, Sub. Toll Revenue BAN	5.00%	07/01/2017	3,000	3,066,900
Kentucky (State of) Turnpike Authority (Revitalization); Series 2012 A, Economic Development Road RB	5.00%	07/01/2028	1,860	2,086,046
Louisville (City of) & Jefferson (County of) Metropolitan Government (Louisville Gas & Electric Co.); Series 2005 A, PCR (d)	2.20%	08/01/2019	1,000	1,008,450
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.50%	10/01/2033	3,000	3,398,850
Warren (County of) (Bowling Green-Warren County Community Hospital Corp.); Series 2013, Ref. Hospital RB	5.00%	04/01/2035	2,000	2,139,740
				20,410,978

Louisiana–2.43%
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. - Housing & Parking); Series 2010, RB (INS-AGM) (c)	5.25%	10/01/2030	2,450	2,691,374
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1); Series 2013 A, Power Project RB (INS-AGM) (c)	5.25%	06/01/2028	2,000	2,256,080
Series 2013 A, Power Project RB (INS-AGM) (c)	5.25%	06/01/2031	2,000	2,230,280
Louisiana (State of) Public Facilities Authority (Louisiana Pellets Inc.); Series 2015 A, Waste Disposal Facilities RB (j)	8.00%	07/01/2039	1,850	993,080
New Orleans (City of); Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2020	750	822,053
Series 2014, Ref. Water RB	5.00%	12/01/2021	1,000	1,120,620
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/2037	2,265	2,265,113
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2031	770	824,015
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2032	1,465	1,581,160
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2033	1,235	1,326,600
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	770	823,885
				16,934,260

Maryland–1.21%
Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/2037	2,495	2,503,234
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,435	1,547,518
Maryland (State of) Stadium Authority (Baltimore City Public Schools); Series 2016, RB	5.00%	05/01/2046	1,560	1,741,038
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/2035	2,440	2,631,613
				8,423,403

Massachusetts–4.57%
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/2035	2,010	2,189,554
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007, RB (d)(e)	5.00%	10/01/2017	2,185	2,259,989
Series 2007, RB	5.00%	10/01/2032	165	169,749
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (b)	5.50%	11/15/2036	9,565	10,357,173
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2009 O, RB (b)(d)(e)	5.50%	07/01/2018	3,100	3,310,304
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/2031	5,620	6,250,845

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–(continued)
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/2036	$1,225	$1,394,307
Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Dedicated Sales Tax RB (b)	5.00%	10/15/2035	5,325	5,929,281
				31,861,202

Michigan–2.25%
Lansing (City of) Board of Water & Light; Series 2011 A, Utility System RB	5.00%	07/01/2037	3,400	3,725,890
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB	5.00%	04/15/2041	2,655	2,903,747
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 C-1, Ref. Local Government Loan Program RB	5.00%	07/01/2044	1,130	1,197,630
Series 2014 C-6, Ref. Local Government Loan Program RB	5.00%	07/01/2033	565	610,850
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	565	622,805
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2041	1,480	1,573,048
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. Hospital RB	5.00%	06/01/2039	2,070	2,229,431
Wayne State University Board of Governors; Series 2008, Ref. General RB (d)(e)	5.00%	11/15/2018	825	886,537
Series 2008, Ref. General RB (INS-AGM) (c)	5.00%	11/15/2025	1,030	1,097,815
Western Michigan University; Series 2013, Ref. General RB	5.25%	11/15/2030	400	449,192
Series 2013, Ref. General RB	5.25%	11/15/2031	350	392,119
				15,689,064

Missouri–0.68%
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	1,970	2,173,363
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.00%	05/01/2020	1,000	1,074,630
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, Senior Living Facilities RB	5.50%	09/01/2033	1,375	1,506,120
				4,754,113

Nebraska–2.10%
Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/2032	5,500	5,938,130
Lincoln (County of) Hospital Authority No. 1 (Great Plains Regional Medical Center); Series 2012, Ref. RB	5.00%	11/01/2032	2,500	2,682,075
Omaha (City of) Public Power District; Series 2011 B, RB (b)	5.00%	02/01/2036	4,800	5,257,536
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2037	685	745,335
				14,623,076

Nevada–0.79%
Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/2034	1,500	1,615,290
Clark (County of); Series 2013 A, Ref. Jet Aviation Fuel Tax Airport System RB (j)	5.00%	07/01/2028	2,000	2,172,820
Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (b)(d)(e)	5.00%	06/01/2018	1,600	1,692,416
				5,480,526

New Jersey–6.86%
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.75%	06/01/2031	1,990	2,151,409
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (j)	5.38%	01/01/2043	1,000	1,095,700
Series 2013, Private Activity RB (j)	5.50%	01/01/2026	1,000	1,129,880
Series 2013, RB (j)	5.00%	07/01/2023	1,750	1,943,357
New Jersey (State of) Economic Development Authority; Series 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (c)	5.50%	09/01/2024	2,000	2,192,080

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority; Series 1999 A, Transportation System RB	5.75%	06/15/2020	$5,000	$5,409,200
Series 2006 C, Transportation System CAB RB (INS-AGC) (c)(g)	0.00%	12/15/2026	8,435	5,532,685
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2028	935	990,950
Subseries 2016 A-2, Federal Highway Reimbursement RN	5.00%	06/15/2030	3,120	3,211,385
New Jersey (State of); Series 2001 H, Ref. Unlimited Tax GO Bonds	5.25%	07/01/2019	6,900	7,469,595
Salem (County of) Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (j)	5.00%	12/01/2023	4,000	4,381,000
Tobacco Settlement Financing Corp.; Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	5,050	5,006,368
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	950	809,286
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2029	3,640	3,373,188
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2041	3,665	3,130,093
				47,826,176

New Mexico–0.70%
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/2040	2,650	2,927,402
New Mexico (State of) Finance Authority; Series 2008 A, Sr. Lien Public Revolving Fund RB	5.00%	06/01/2027	1,860	1,949,094
				4,876,496

New York–15.24%
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT RB (d)(e)	6.25%	01/15/2020	1,740	1,984,888
Series 2009, RB (d)(e)	6.38%	01/15/2020	720	824,062
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	2,760	2,587,003
Metropolitan Transportation Authority; Series 2012 F, Ref. RB	5.00%	11/15/2024	1,500	1,711,290
Series 2013 A, Transportation RB	5.00%	11/15/2038	1,680	1,848,974
New York (City of) Municipal Water Finance Authority; Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/2031	2,400	2,643,000
Series 2012 FF, Water & Sewer System RB (b)	5.00%	06/15/2045	1,000	1,106,240
Series 2013 DD, Water & Sewer System RB	5.00%	06/15/2035	2,900	3,262,297
New York (City of) Transitional Finance Authority; Subseries 2009 A-1, Future Tax Sec. RB (b)	5.00%	05/01/2028	4,615	4,991,584
Subseries 2009 A-1, Future Tax Sec. RB (b)	5.00%	05/01/2029	3,695	3,994,701
Subseries 2009 A-1, Future Tax Sec. RB (b)	5.00%	05/01/2030	3,695	3,973,973
Subseries 2011 D-1, Future Tax Sec. RB (b)	5.00%	11/01/2033	1,725	1,931,621
Subseries 2012 E-1, Future Tax Sec. RB (b)	5.00%	02/01/2037	7,155	7,987,699
Subseries 2013 I, Future Tax Sec. RB	5.00%	05/01/2038	1,535	1,717,772
New York (City of) Trust for Cultural Resources (Museum of Modern Art); Series 2008 1A, Ref. RB (b)	5.00%	04/01/2027	4,765	5,097,740
New York (City of) Trust for Cultural Resources (The Museum of Modern Art); Series 2008 1A, Ref. RB (b)(d)(e)	5.00%	10/01/2018	5,635	6,028,492
New York (City of); Subseries 2008 A-1, Unlimited Tax GO Bonds (b)	5.25%	08/15/2027	5,200	5,532,592
Subseries 2008 A-1, Unlimited Tax GO Bonds (b)	5.25%	08/15/2028	5,200	5,530,772
New York (State of) Dormitory Authority (City of New York); Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (c)	5.50%	05/15/2029	1,805	2,211,089
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (b)	5.00%	03/15/2030	5,805	6,437,339
Series 2013 A, State Personal Income Tax RB	5.00%	02/15/2037	2,050	2,276,894
New York (State of) Dormitory Authority (Mental Health Services); Series 2007, RB (INS-AGM) (c)	5.00%	02/15/2027	150	151,174
Series 2007 F, RB (d)(e)	5.00%	02/15/2017	1,350	1,361,839
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB	5.00%	03/15/2025	1,310	1,411,774
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (b)	5.00%	04/01/2029	4,860	5,433,140
Series 2013 A, Jr. General RB	5.00%	05/01/2019	2,000	2,157,760
Series 2016 A, Jr. Lien General RB	5.25%	01/01/2056	1,590	1,765,552

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (f)	5.00%	11/15/2044	$4,840	$4,918,989
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 1, Ref. Liberty RB (b)	5.00%	09/15/2040	5,100	5,679,921
Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/2043	1,770	1,936,504
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB (j)	5.00%	08/01/2026	1,575	1,653,514
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB (j)	5.25%	01/01/2050	4,615	4,757,096
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB (d)(e)	5.00%	07/01/2019	1,250	1,364,550
				106,271,835

North Carolina–5.31%

Charlotte (City of) (Cultural Arts Facilities); Series 2009 E, Ref. COP (b)	5.00%	06/01/2039	13,600	14,494,472
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015, Ref. RB	5.00%	10/01/2055	6,705	7,367,119
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB (j)	5.00%	12/31/2037	2,000	2,139,520
Series 2015, Private Activity RB (j)	5.00%	06/30/2054	1,115	1,164,952
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB (d)(e)	5.00%	01/01/2019	1,525	1,639,421
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2012 A, Health Care Facilities RB (b)	5.00%	06/01/2042	5,110	5,608,582
North Carolina (State of) Turnpike Authority; Series 2011, Monroe Connector System State Appropriation RB (b)	5.00%	07/01/2036	1,755	1,928,780
Series 2011, Monroe Connector System State Appropriation RB (b)	5.00%	07/01/2041	2,430	2,670,619
				37,013,465

Ohio–6.75%

Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/2042	1,450	1,557,967
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	490	529,367
American Municipal Power, Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS-AGC) (b)(c)	5.25%	02/15/2033	9,100	9,463,909
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.75%	06/01/2034	235	195,640
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	6,955	5,914,532
Butler (County of) Hospital Facilities (UC Health); Series 2016, Ref. RB	5.00%	11/15/2045	1,090	1,167,684
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (f)	6.50%	01/01/2034	1,000	1,044,270
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.25%	07/01/2033	2,000	1,875,600
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB (b)	5.00%	11/15/2036	3,390	3,669,506
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/2042	3,000	3,342,420
Hamilton (County of) (Life Enriching Communities); Series 2016, Ref. Healthcare Improvement RB	5.00%	01/01/2046	1,370	1,397,003
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/2034	2,470	2,783,591
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS-AGM) (c)(j)	5.00%	12/31/2039	735	780,791
Ohio (State of) Air Quality Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR RB (d)	4.38%	06/01/2022	1,825	1,684,347
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/2040	4,835	5,196,174
Ohio (State of) Turnpike Commission (Infrastructure); Series 2013 A, Jr. Lien RB	5.00%	02/15/2028	2,500	2,823,700
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR RB (d)	4.38%	06/01/2022	3,950	3,645,573
				47,072,074

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oklahoma–0.10%

Oklahoma (State of) Development Finance Authority (Great Plains Regional Medical Center); Series 2007, Hospital RB	5.13%	12/01/2036	$815	$714,339

Oregon–0.49%

Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB (d)(e)	5.25%	04/01/2019	685	744,978
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB (f)	6.38%	11/01/2033	2,465	2,666,021
				3,410,999

Pennsylvania–1.20%

Pennsylvania (State of) Turnpike Commission; Series 2012 A, Sub. RB	5.00%	12/01/2020	1,370	1,520,549
Subseries 2010 B-2, Sub. RB (d)(e)	5.75%	12/01/2020	1,345	1,545,082
Subseries 2010 B-2, Sub. RB (d)(e)	5.75%	12/01/2020	730	844,705
Subseries 2010 B-2, Sub. RB	5.75%	12/01/2028	775	873,099
Subseries 2010 B-2, Sub. RB (d)(e)	6.00%	12/01/2020	250	289,588
Subseries 2010 B-2, Sub. RB (d)(e)	6.00%	12/01/2020	265	309,194
Subseries 2010 B-2, Sub. RB	6.00%	12/01/2034	1,235	1,407,221
Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (c)	5.13%	09/01/2023	1,500	1,590,540
				8,379,978

South Carolina–0.87%

South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/2030	1,400	1,541,918
South Carolina (State of) Ports Authority; Series 2015, RB (j)	5.25%	07/01/2050	3,005	3,192,512
Series 2015, RB (j)	5.25%	07/01/2055	1,230	1,305,756
				6,040,186

South Dakota–0.20%

South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2015, Ref. RB	5.00%	11/01/2045	1,315	1,413,809

Tennessee–0.41%

Tennessee Energy Acquisition Corp.; Series 2006 A, Gas RB	5.25%	09/01/2023	1,280	1,448,115
Series 2006 A, Gas RB	5.25%	09/01/2026	1,275	1,436,606
				2,884,721

Texas–16.30%

Alamo Community College District; Series 2012, Ref. Limited Tax GO Bonds (b)	5.00%	08/15/2034	5,105	5,682,069
Arlington (City of); Series 2009, Special Tax RB (d)(e)	5.00%	02/15/2019	1,510	1,628,203
Series 2009, Special Tax RB	5.00%	08/15/2028	2,490	2,630,361
Bexar (County of); Series 2009 A, Flood Control Limited Tax Ctfs. of Obligation (d)(e)	5.00%	06/15/2019	2,500	2,723,700
Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB (d)(e)	6.20%	07/01/2020	2,225	2,573,546
Dallas-Fort Worth (Cities of) International Airport; Series 2014 A, Ref. RB (j)	5.25%	11/01/2026	2,000	2,257,240
Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (d)(e)	5.00%	02/15/2018	1,130	1,183,370
Harris (County of); Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds (INS-AGM) (c)	5.25%	08/15/2031	5,395	6,584,544
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/2023	1,300	1,405,703
Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (c)(g)	0.00%	09/01/2025	4,650	3,399,289

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Houston (City of); Series 2009 A, Ref. Public Improvement Limited Tax GO Bonds (d)(e)	5.00%	03/01/2019	$1,785	$1,921,892
Series 2009 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2027	215	230,489
Series 2011 D, First Lien Combined Utility System RB (b)	5.00%	11/15/2033	2,700	3,017,601
Series 2011 D, First Lien Combined Utility System RB (b)	5.00%	11/15/2036	4,005	4,456,323
Houston Community College System; Series 2008, Sr. Lien Student Fee RB (d)(e)	5.00%	04/15/2018	135	142,169
Series 2008, Sr. Lien Student Fee RB (INS-AGM) (c)	5.00%	04/15/2023	285	298,435
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (f)	5.50%	08/15/2045	1,205	1,229,919
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	2,250	2,404,462
Lower Colorado River Authority; Series 2012 A, Ref. RB (d)(e)	5.00%	05/15/2022	5	5,769
Series 2012 A, Ref. RB	5.00%	05/15/2030	2,125	2,343,110
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.50%	01/01/2043	1,000	1,105,400
New Hope Cultural Education Facilities Finance Corp. (Collegiate Housing - Tarleton State University); Series 2014 A, Student Housing RB	5.00%	04/01/2034	1,000	1,032,020
North East Texas Regional Mobility Authority; Series 2016 A, Sr. Lien RB	5.00%	01/01/2041	1,640	1,763,853
North Texas Tollway Authority; Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (c)(g)	0.00%	01/01/2028	18,900	12,323,556
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (c)(g)	0.00%	01/01/2031	3,740	2,098,402
SA Energy Acquisition Public Facility Corp.; Series 2007, Gas Supply RB	5.50%	08/01/2021	1,500	1,707,750
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/2038	2,495	2,748,916
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2007, Retirement Facilities RB (d)(e)	5.13%	05/15/2017	925	942,779
Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2037	935	900,199
Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2045	2,135	2,003,270
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	3,900	4,256,928
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2015 B, Ref. CAB RB (g)	0.00%	08/15/2036	3,170	1,391,630
Series 2015 B, Ref. CAB RB (g)	0.00%	08/15/2037	4,130	1,730,800
Texas (State of) Transportation Commission; Series 2016 A, Highway Improvement Unlimited Tax GO Bonds	5.00%	04/01/2044	1,555	1,744,601
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB (d)(e)	5.00%	05/15/2019	2,500	2,715,350
Series 2009 A, Financing System RB (d)(e)	5.00%	05/15/2019	890	966,665
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	5,230	6,077,626
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2028	4,095	4,317,277
Series 2012, Gas Supply RB	5.00%	12/15/2029	2,000	2,095,420
Series 2012, Gas Supply RB	5.00%	12/15/2031	1,200	1,252,032
Series 2012, Gas Supply RB	5.00%	12/15/2032	1,195	1,243,589
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	1,945	2,213,955
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (j)	7.00%	12/31/2038	1,300	1,481,168
University of Houston; Series 2008, Ref. Consolidated RB (INS-AGM) (b)(c)	5.00%	02/15/2033	9,100	9,449,076
				113,680,456

Utah–0.23%

Salt Lake City (City of) (IHC Hospitals, Inc.); Series 1991, Ref. Hospital RB (e)(n)	12.90%	05/15/2020	1,600	1,641,760

Virgin Islands–0.33%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	2,400	2,336,688

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virginia–2.75%
Fairfax (County of) Economic Development Authority (Goodwin House Inc.); Series 2007, Residential Care Facilities Mortgage RB (d)(e)	5.13%	10/01/2017	$1,750	$1,811,880
Fairfax (County of) Industrial Development Authority (INOVA Health System); Series 1993, Ref. RB	5.25%	08/15/2019	6,920	7,356,444
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (j)	5.50%	01/01/2042	2,930	3,139,319
Series 2012, Sr. Lien RB (j)	6.00%	01/01/2037	725	815,437
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (j)	5.00%	07/01/2034	3,975	4,140,360
Series 2012, Sr. Lien RB (j)	5.00%	01/01/2040	1,905	1,934,204
				19,197,644

Washington–3.85%
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (j)	5.50%	07/01/2025	925	1,036,851
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (b)	5.00%	02/01/2041	3,000	3,156,360
Washington (State of) Health Care Facilities Authority (Providence Health); Series 2006 C, RB (INS-AGM) (c)	5.25%	10/01/2033	1,500	1,592,070
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2031	2,000	2,148,560
Washington (State of); Series 2010 A, Various Purpose Unlimited Tax GO Bonds (b)(d)(e)	5.00%	08/01/2019	8,420	9,207,438
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (b)(d)(e)	5.00%	08/01/2019	8,850	9,677,652
				26,818,931

Wisconsin–2.12%
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	3,500	3,722,880
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.00%	05/01/2026	1,100	1,135,024
Series 2014, RB	5.13%	05/01/2029	1,000	1,037,900
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, Lease Development RB (b)	5.00%	03/01/2046	5,430	5,872,382
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	795	815,455
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/2028	2,000	2,192,780
				14,776,421
TOTAL INVESTMENTS(o)–158.28% (Cost $1,033,687,448)				1,103,791,725
FLOATING RATE NOTE OBLIGATIONS–(29.62)% Notes with interest and fee rates ranging from 1.08% to 1.52% at 11/30/2016 and contractual maturities of collateral ranging from 06/01/2025 to 10/01/2052 (See Note 1D)(p)				(206,555,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES—(30.67)%				(213,892,952)
OTHER ASSETS LESS LIABILITIES–2.01%				14,022,770
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$697,366,543

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

Investment Abbreviations:

AGC	—	Assured Guaranty Corp.
AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	American Municipal Bond Assurance Corp.
BAN	—	Bond Anticipation Notes
BHAC	—	Berkshire Hathaway Assurance Corp.
CAB	—	Capital Appreciation Bonds
Conv.	—	Convertible
COP	—	Certificates of Participation
Ctfs.	—	Certificates
FTA	—	Federal Transit Administration
GO	—	General Obligation
IDR	—	Industrial Development Revenue Bonds
INS	—	Insurer
Jr.	—	Junior
LOC	—	Letter of Credit

NATL	—	National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue Bonds
PILOT	—	Payment-in-Lieu-of-Tax
RAB	—	Revenue Anticipation Bonds
RAC	—	Revenue Anticipation Certificates
RB	—	Revenue Bonds
Ref.	—	Refunding
RN	—	Revenue Notes
Sec.	—	Secured
SGI	—	Syncora Guarantee, Inc.
Sr.	—	Senior
Sub.	—	Subordinated
TEMPS	—	Tax-Exempt Mandatory Paydown Securities
VRD	—	Variable Rate Demand
Wts.	—	Warrants

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2016 was $21,184,284, which represented 3.04% of the Trust’s Net Assets.
(g)	Zero coupon bond issued at a discount.
(h)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.
(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)	Security subject to the alternative minimum tax.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.
(l)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $5,650,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(n)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the rate on the related security changes. Positions in an inverse floating rate municipal obligation have a total value of $1,641,760 which represents less than 1% of the Trust’s Net Assets.
(o)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.
(p)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2016. At November 30, 2016, the Trust’s investments with a value of $335,870,143 are held by TOB Trusts and serve as collateral for the $206,555,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Quality Municipal Income Trust

D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

Invesco Quality Municipal Income Trust

D.	Floating Rate Note Obligations – (continued)

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2016, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2016 was $145,104,159 and $136,464,331, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$79,044,360
Aggregate unrealized (depreciation) of investment securities	(9,778,008)
Net unrealized appreciation of investment securities	$69,266,352
Cost of investments for tax purposes is $1,034,525,373.

Invesco Quality Municipal Income Trust

Item 2.	Controls and Procedures.

(a)	As of November 21, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 21, 2016, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Invesco Quality Municipal Income Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 27, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 27, 2017

By:	/s/ Kelli K. Gallegos
Kelli K. Gallegos
Principal Financial Officer

Date:	January 27, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.